Condensed Consolidating Financial Statements Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014	Jun. 28, 2013
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 8,151	$ 5,024	$ 4,804	$ 4,309
Short-term investments	227	262
Accounts receivable, net	1,461	1,532
Intercompany receivables	0	0
Inventories	2,129	1,368
Other current assets	616	327
Total current assets	12,584	8,513
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	3,503	2,965
Notes receivable and investments in Flash Ventures	1,171
Goodwill	9,951	2,766	2,559
Other intangible assets, net	5,034	332
Investments in consolidated subsidiaries	0	0
Loans due from affiliated parties	0	0
Other non-current assets	619	594
Total assets	32,862	15,170
Current liabilities:
Accounts payable	1,888	1,881
Intercompany payables	0	0
Accounts payable to related parties	168
Accrued expenses	995	470
Accrued compensation	392	330
Accrued warranty	172	150
Revolving credit facility		255
Bridge loan	2,995
Current portion of long-term debt	339	152
Total current liabilities	6,949	3,238
Liabilities, Noncurrent [Abstract]
Long-term debt	13,660	2,149
Long-term payables to affiliated parties	0	0
Other liabilities	1,108	564
Total liabilities	21,717	5,951
Equity [Abstract]
Accumulated other comprehensive income (loss)	103	(20)	12
Total stockholders’ equity	11,145	9,219	8,842	7,893
Total liabilities and stockholders’ equity	32,862	15,170
Consolidation, Eliminations [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany receivables	(4,366)	(5,227)
Inventories	(217)	(232)
Other current assets	(43)	171
Total current assets	(4,626)	(5,288)
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	0	0
Notes receivable and investments in Flash Ventures	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in consolidated subsidiaries	(45,029)	(19,457)
Loans due from affiliated parties	(6,055)	(95)
Other non-current assets	(166)	(166)
Total assets	(55,876)	(25,006)
Current liabilities:
Accounts payable	0	0
Intercompany payables	(4,366)	(5,227)
Accounts payable to related parties	0
Accrued expenses	20	6
Accrued compensation	0	0
Accrued warranty	0	0
Revolving credit facility		0
Bridge loan	0
Current portion of long-term debt	0	0
Total current liabilities	(4,346)	(5,221)
Liabilities, Noncurrent [Abstract]
Long-term debt	0	0
Long-term payables to affiliated parties	(6,055)	(95)
Other liabilities	(229)	0
Total liabilities	(10,630)	(5,316)
Equity [Abstract]
Total stockholders’ equity	(45,246)	(19,690)
Total liabilities and stockholders’ equity	(55,876)	(25,006)
Parent Company [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany receivables	934	880
Inventories	0	0
Other current assets	4	0
Total current assets	938	880
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	0	0
Notes receivable and investments in Flash Ventures	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in consolidated subsidiaries	18,009	8,488
Loans due from affiliated parties	6,000	0
Other non-current assets	50	0
Total assets	24,997	9,368
Current liabilities:
Accounts payable	0	0
Intercompany payables	119	35
Accounts payable to related parties	0
Accrued expenses	109	114
Accrued compensation	0	0
Accrued warranty	0	0
Revolving credit facility		0
Bridge loan	0
Current portion of long-term debt	14	0
Total current liabilities	242	149
Liabilities, Noncurrent [Abstract]
Long-term debt	13,610	0
Long-term payables to affiliated parties	0	0
Other liabilities	0	0
Total liabilities	13,852	149
Equity [Abstract]
Total stockholders’ equity	11,145	9,219
Total liabilities and stockholders’ equity	24,997	9,368
Guarantor Subsidiaries [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	1,206	661	1,325	1,468
Short-term investments	0	0
Accounts receivable, net	985	1,325
Intercompany receivables	886	745
Inventories	896	926
Other current assets	276	116
Total current assets	4,249	3,773
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	1,265	1,106
Notes receivable and investments in Flash Ventures	0
Goodwill	324	161
Other intangible assets, net	28	16
Investments in consolidated subsidiaries	27,020	10,969
Loans due from affiliated parties	55	95
Other non-current assets	33	230
Total assets	32,974	16,350
Current liabilities:
Accounts payable	239	223
Intercompany payables	4,043	4,516
Accounts payable to related parties	0
Accrued expenses	462	180
Accrued compensation	222	177
Accrued warranty	4	2
Revolving credit facility		0
Bridge loan	2,995
Current portion of long-term debt	0	152
Total current liabilities	7,965	5,250
Liabilities, Noncurrent [Abstract]
Long-term debt	0	2,149
Long-term payables to affiliated parties	6,000	0
Other liabilities	862	308
Total liabilities	14,827	7,707
Equity [Abstract]
Total stockholders’ equity	18,147	8,643
Total liabilities and stockholders’ equity	32,974	16,350
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	6,945	4,363	$ 3,479	$ 2,841
Short-term investments	227	262
Accounts receivable, net	476	207
Intercompany receivables	2,546	3,602
Inventories	1,450	674
Other current assets	379	40
Total current assets	12,023	9,148
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	2,238	1,859
Notes receivable and investments in Flash Ventures	1,171
Goodwill	9,627	2,605
Other intangible assets, net	5,006	316
Investments in consolidated subsidiaries	0	0
Loans due from affiliated parties	0	0
Other non-current assets	702	530
Total assets	30,767	14,458
Current liabilities:
Accounts payable	1,649	1,658
Intercompany payables	204	676
Accounts payable to related parties	168
Accrued expenses	404	170
Accrued compensation	170	153
Accrued warranty	168	148
Revolving credit facility		255
Bridge loan	0
Current portion of long-term debt	325	0
Total current liabilities	3,088	3,060
Liabilities, Noncurrent [Abstract]
Long-term debt	50	0
Long-term payables to affiliated parties	55	95
Other liabilities	475	256
Total liabilities	3,668	3,411
Equity [Abstract]
Total stockholders’ equity	27,099	11,047
Total liabilities and stockholders’ equity	$ 30,767	$ 14,458